GOVERNMENT SECURITIES FUND (Prospectus Summary) | GOVERNMENT SECURITIES FUND
Government Securities Fund (Class A and Class C)
Investment Objective
High current income, preservation of capital, and rising future income, consistent with prudent investment risk.
Portfolio Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the
Pacific Advisors Funds (the "Funds"). More information about these and other discounts is available from your financial professional and in "Sales Charges"
starting on page 50 of this prospectus and "Reducing Your Sales Charge - Class A
Shares" starting on page 33 of the Funds' statement of additional information
("SAI").
Shareholder Fees (paid by you directly)
Shareholder Fees GOVERNMENT SECURITIES FUND (USD $)	GOVERNMENT SECURITIES FUND CLASS A	GOVERNMENT SECURITIES FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 30 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GOVERNMENT SECURITIES FUND	GOVERNMENT SECURITIES FUND CLASS A	GOVERNMENT SECURITIES FUND CLASS C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	3.37%	3.38%
Total Annual Fund Operating Expenses	4.26%	5.03%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example GOVERNMENT SECURITIES FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
GOVERNMENT SECURITIES FUND CLASS A	882	1,706	2,542	4,686
GOVERNMENT SECURITIES FUND CLASS C	600	1,506	2,511	5,021

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
GOVERNMENT SECURITIES FUND GOVERNMENT SECURITIES FUND CLASS C	503	1,508	2,513	5,022

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 115%
of the average value of its portfolio.
Principal Investment Strategies
The Fund's principal investment strategies are:

• Investing at least 80% of its assets in U.S. Government fixed income securities. These include securities issued or guaranteed by the U.S.Treasury;
issued by a U.S. Government agency; or issued by a Government-Sponsored
Enterprise (GSE). U.S.Treasury securities include direct obligations of the
U.S.Treasury, (i.e.,Treasury bills, notes and bonds). U.S. Government agency bonds are backed by the full faith and credit of the U.S. Government or guaranteed by the U.S. Treasury (such as securities of the Government National
Mortgage Association (GNMA or Ginnie Mae)). GSE bonds are issued by certain federally-chartered but privately-owned corporations, but are neither direct obligations of, nor backed by the full faith and credit of, the U.S. Government.
GSE bonds include: bonds issued by Federal Home Loan Banks (FHLB), Federal Farm
Credit Banks (FCS), Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac) and the Federal National Mortgage Association (FNMA or Fannie Mae).

• Investing in zero-coupon bonds, foreign securities (primarily through American
Depositary Receipts ("ADRs")) , dividend-paying stocks, and high-quality money market securities.

• Investing a higher proportion of its assets in shorter-term bonds when the
Manager believes interest rates will rise, and a higher proportion in longer-term bonds when the Manager believes interest rates will fall.
Principal Risks
Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

• Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities. In addition, when interest rates decline, the prices of mortgage-backed bonds typically do not rise as much as prices of comparable bonds. This is because the market tends to discount mortgage-backed securities prices for prepayment risk (see below).

• Credit risk. The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal on time. Entities such as
Freddie Mac, Fannie Mae, and the FHLB, although chartered or sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. For those periods when the Fund does not own any securities guaranteed or insured by the U.S. government, its risk exposure is increased. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S.
government.

• Prepayment risk. The Fund's performance could be hurt by prepayment risk, which is the risk that mortgage-backed bonds will be paid off early if a decline in interest rates prompts homeowners to refinance their mortgages. The Fund would be required to reinvest the proceeds at the lower interest rates available, and would experience a decline in income and lose the opportunity for additional price appreciation.

• Foreign securities, including ADRs, carry different risks than domestic securities. Adverse political, economic, social or other conditions in a foreign country may make the stocks of that country difficult or impossible to sell.
Investments in foreign securities are also subject to currency fluctuations.

• Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments.
Because the Fund may have a significant stock component, it may be more subject to this risk than other government securities funds. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

• Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the
Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More
Information About the Funds" starting on page 40 of this prospectus.
Performance
The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 3.14% (quarter ended June 30, 2003), and the lowest quarterly return was -4.32% (quarter ended September 30, 2003).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GOVERNMENT SECURITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
GOVERNMENT SECURITIES FUND CLASS A	Return Before Taxes	(4.80%)	0.50%	0.75%
GOVERNMENT SECURITIES FUND CLASS A After Taxes on Distributions	Return After Taxes on Distributions	(4.75%)	0.02%	0.12%
GOVERNMENT SECURITIES FUND CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.09%)	0.20%	0.34%
GOVERNMENT SECURITIES FUND CLASS C	Return Before Taxes	(0.67%)	0.76%	0.50%
Barclays Capital Intermediate T-Bond Index	Barclays Capital Intermediate T-Bond Index (does not reflect deduction for fees, expenses or taxes)	6.08%	5.86%	4.89%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns are shown only for
Class A shares; after-tax returns for Class C will vary.